PROPERTY, PLANT AND EQUIPMENT, NET	9 Months Ended
Sep. 30, 2021
PROPERTY, PLANT AND EQUIPMENT, NET

12.	PROPERTY, PLANT AND EQUIPMENT, NET

The rollforward of property, plant and equipment is set forth below:

	Average rate (1)	12.31.20	Additions	Disposals	Business combination (note 1.2)	Transfers (2)	Exchange rate variation	09.30.21
Cost
Land		608,389	4,799	(6,879)	11,351	97,103	(1,590)	713,173
Buildings, facilities and improvements		10,444,526	398,380	(123,275)	68,178	307,450	(3,068)	11,092,191
Machinery and equipment		8,395,520	109,967	(184,601)	120,359	186,388	10,509	8,638,142
Furniture and fixtures		157,085	671	(5,020)	2,870	6,480	(3,058)	159,028
Vehicles		346,218	46,355	(23,460)	2,037	724	2,049	373,923
Construction in progress		608,255	1,015,219	(4)	9,915	(613,508)	2,436	1,022,313
Advances to suppliers		12,748	21,934	-	-	(16)	(1,360)	33,306
		20,572,741	1,597,325	(343,239)	214,710	(15,379)	5,918	22,032,076

Depreciation
Land (3)	15.34%	(13,800)	(8,963)	1,734	-	(11,335)	(1,169)	(33,533)
Buildings, facilities and improvements	9.09%	(3,851,225)	(598,869)	75,706	-	7,876	(5,586)	(4,372,098)
Machinery and equipment	6.93%	(4,304,007)	(402,819)	166,577	-	2,777	(7,387)	(4,544,859)
Furniture and fixtures	6.66%	(79,924)	(8,597)	4,023	-	672	1,529	(82,297)
Vehicles	25.25%	(108,205)	(77,548)	14,653	-	1	(5,448)	(176,547)
		(8,357,161)	(1,096,796)	262,693	-	(9)	(18,061)	(9,209,334)
		12,215,580	500,529	(80,546)	214,710	(15,388)	(12,143)	12,822,742

(1)	Weighted average annual rate.
(2)	Refers to the transfer of R$23,431 to intangible assets and R$8,043 from assets held for sale.
(3)	Land depreciation refers to right-of-use assets. The amount of R$3,083 of depreciation was recognized in the cost of formation of forests and will be realized in the result according to the depletion (note 17.1).

	Average rate (1)	12.31.19	Additions	Disposals	Transfers (2)	Exchange rate variation	12.31.20
Cost
Land		603,479	7,582	(13,665)	6,031	4,962	608,389
Buildings, facilities and improvements		10,148,798	287,834	(148,793)	268	156,419	10,444,526
Machinery and equipment		8,177,047	20,293	(166,183)	278,530	85,833	8,395,520
Furniture and fixtures		140,439	851	(8,604)	18,946	5,453	157,085
Vehicles		213,199	165,737	(54,491)	(5,639)	27,412	346,218
Construction in progress		348,907	778,151	-	(516,360)	(2,443)	608,255
Advances to suppliers		528	8,885	-	3,851	(516)	12,748
		19,632,397	1,269,333	(391,736)	(214,373)	277,120	20,572,741

Depreciation
Land (3)	21.32%	(5,086)	(7,132)	813	(1,802)	(593)	(13,800)
Buildings, facilities and improvements	9.45%	(3,263,801)	(688,767)	122,812	15,895	(37,364)	(3,851,225)
Machinery and equipment	6.64%	(3,950,250)	(487,956)	110,163	56,748	(32,712)	(4,304,007)
Furniture and fixtures	6.67%	(71,779)	(11,704)	6,931	(801)	(2,571)	(79,924)
Vehicles	25.87%	(64,592)	(72,562)	41,236	2,389	(14,676)	(108,205)
		(7,355,508)	(1,268,121)	281,955	72,429	(87,916)	(8,357,161)
		12,276,889	1,212	(109,781)	(141,944)	189,204	12,215,580

(1)	Weighted average annual rate.
(2)	Refers to the transfer of R$45,245 for intangible assets, R$96,788 to held for sale and R$(89) for biological assets.

Land depreciation refers to right-of-use assets. The amount of R$4,266 of depreciation was recognized in the cost of formation of forests and will be realized in the result according to the depletion (note 17.1).

The amount of capitalized borrowing costs during the nine-month period ended on September 30, 2021 was of R$36,620 (R$13,745 in the same period of the previous year) and during the three-month period ended on September 30, 2021 was of R$13,278 (R$5,357 in the same period of the previous year).

The weighted average rate used to determine the amount of borrowing costs subject to capitalization was 7.27% p.a. (6.15% p.a. in the same period of the previous year).

The book value of the property, plant and equipment items that are pledged as collateral for transactions of different natures are set forth below:

	Type of collateral	09.30.21	12.31.20
Land	Financial/Tax	150,852	223,918
Buildings, facilities and improvements	Financial/Tax	1,204,773	1,491,531
Machinery and equipment	Financial/Labor/Tax/Civil	1,288,772	1,470,295
Furniture and fixtures	Financial/Tax	15,034	15,700
Vehicles	Financial/Tax	305	294
		2,659,736	3,201,738